Product Sales Analysis - H1 2018 (Details) - USD ($) $ in Millions	3 Months Ended										6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018
Product sales
Product Sales	$ 5,030	$ 4,985	$ 5,487	$ 4,882	$ 4,940	$ 4,843	$ 5,260	$ 5,025	$ 5,469	$ 5,565	$ 10,015
Actual %, year-on-year	2.00%										2.00%
CER %, year-on-year	(1.00%)										(2.00%)
Emerging Markets
Product sales
Product Sales	$ 1,659										$ 3,424
Actual %, year-on-year	15.00%										14.00%
CER %, year-on-year	12.00%										10.00%
US
Product sales
Product Sales	$ 1,615										$ 3,102
Actual %, year-on-year	6.00%										3.00%
Europe
Product sales
Product Sales	$ 1,033										$ 2,154
Actual %, year-on-year	(10.00%)										(5.00%)
CER %, year-on-year	(17.00%)										(14.00%)
Established ROW
Product sales
Product Sales	$ 723										$ 1,335
Actual %, year-on-year	(13.00%)										(11.00%)
CER %, year-on-year	(15.00%)										(14.00%)
Oncology
Product sales
Product Sales	$ 1,434	1,230	1,120	1,026	993	885	930	867	848	738	$ 2,664
Actual %, year-on-year	44.00%										42.00%
CER %, year-on-year	40.00%										37.00%
Oncology | Emerging Markets
Product sales
Product Sales	$ 384										$ 747
Actual %, year-on-year	42.00%										43.00%
CER %, year-on-year	37.00%										37.00%
Oncology | US
Product sales
Product Sales	$ 538										$ 964
Actual %, year-on-year	112.00%										91.00%
Oncology | Europe
Product sales
Product Sales	$ 256										$ 505
Actual %, year-on-year	10.00%										21.00%
CER %, year-on-year	1.00%										9.00%
Oncology | Established ROW
Product sales
Product Sales	$ 256										$ 448
Actual %, year-on-year	8.00%										4.00%
CER %, year-on-year	6.00%
Tagrisso
Product sales
Product Sales	$ 422	338	304	248	232	171	147	133	92	51	$ 760
Actual %, year-on-year	82.00%										89.00%
CER %, year-on-year	77.00%										82.00%
Tagrisso | Emerging Markets
Product sales
Product Sales	$ 88										$ 159
Tagrisso | US
Product sales
Product Sales	194										$ 341
Actual %, year-on-year											89.00%
Tagrisso | Europe
Product sales
Product Sales	$ 70										$ 139
Actual %, year-on-year	71.00%										83.00%
CER %, year-on-year	54.00%										63.00%
Tagrisso | Established ROW
Product sales
Product Sales	$ 70										$ 121
Actual %, year-on-year	4.00%										13.00%
CER %, year-on-year	1.00%										9.00%
Iressa
Product sales
Product Sales	$ 143	132	130	137	137	124	118	125	135	135	$ 275
Actual %, year-on-year	4.00%										5.00%
CER %, year-on-year	(1.00%)										(1.00%)
Iressa | Emerging Markets
Product sales
Product Sales	$ 77										$ 148
Actual %, year-on-year	13.00%										15.00%
CER %, year-on-year	7.00%										8.00%
Iressa | US
Product sales
Product Sales	$ 6										$ 14
Actual %, year-on-year	(33.00%)										(18.00%)
Iressa | Europe
Product sales
Product Sales	$ 31										$ 61
Actual %, year-on-year	11.00%										13.00%
CER %, year-on-year											2.00%
Iressa | Established ROW
Product sales
Product Sales	$ 29										$ 52
Actual %, year-on-year	(9.00%)										(15.00%)
CER %, year-on-year	(13.00%)										(18.00%)
Lynparza
Product sales
Product Sales	$ 150	119	100	81	59	57	62	58	54	44	$ 269
Lynparza | Emerging Markets
Product sales
Product Sales	10										18
Lynparza | US
Product sales
Product Sales	83										149
Lynparza | Europe
Product sales
Product Sales	$ 45										$ 87
Actual %, year-on-year	36.00%										50.00%
CER %, year-on-year	30.00%										36.00%
Lynparza | Established ROW
Product sales
Product Sales	$ 12										$ 15
Imfinzi
Product sales
Product Sales	122	62	18		1						184
Imfinzi | Emerging Markets
Product sales
Product Sales	3										3
Imfinzi | US
Product sales
Product Sales	116										178
Imfinzi | Europe
Product sales
Product Sales	3										3
Calquence
Product sales
Product Sales	12	8	3								20
Calquence | US
Product sales
Product Sales	12										20
Faslodex
Product sales
Product Sales	$ 247	254	238	241	248	214	222	207	211	190	$ 501
Actual %, year-on-year											8.00%
CER %, year-on-year	(3.00%)										5.00%
Faslodex | Emerging Markets
Product sales
Product Sales	$ 32										$ 71
Actual %, year-on-year	19.00%										31.00%
CER %, year-on-year	19.00%										30.00%
Faslodex | US
Product sales
Product Sales	$ 125										$ 259
Actual %, year-on-year	2.00%										7.00%
Faslodex | Europe
Product sales
Product Sales	$ 59										$ 118
Actual %, year-on-year	(25.00%)										(11.00%)
CER %, year-on-year	(32.00%)										(21.00%)
Faslodex | Established ROW
Product sales
Product Sales	$ 31										$ 53
Actual %, year-on-year	63.00%										56.00%
CER %, year-on-year	58.00%										50.00%
Zoladex
Product sales
Product Sales	$ 192	184	187	185	178	185	235	199	204	178	$ 376
Actual %, year-on-year	8.00%										4.00%
CER %, year-on-year	4.00%										(1.00%)
Zoladex | Emerging Markets
Product sales
Product Sales	$ 101										$ 202
Actual %, year-on-year	25.00%										20.00%
CER %, year-on-year	23.00%										17.00%
Zoladex | US
Product sales
Product Sales	$ 2										$ 3
Actual %, year-on-year	(67.00%)										(79.00%)
Zoladex | Europe
Product sales
Product Sales	$ 34										$ 68
Actual %, year-on-year	(3.00%)										1.00%
CER %, year-on-year	(14.00%)										(9.00%)
Zoladex | Established ROW
Product sales
Product Sales	$ 55										$ 103
Actual %, year-on-year	(2.00%)										(10.00%)
CER %, year-on-year	(5.00%)										(13.00%)
Arimidex
Product sales
Product Sales	$ 57	54	57	54	54	52	57	56	62	57	$ 111
Actual %, year-on-year	6.00%										5.00%
CER %, year-on-year	2.00%
Arimidex | Emerging Markets
Product sales
Product Sales	$ 36										$ 71
Actual %, year-on-year	29.00%										25.00%
CER %, year-on-year	29.00%										19.00%
Arimidex | Europe
Product sales
Product Sales	$ 7										$ 15
Actual %, year-on-year	(22.00%)										(12.00%)
CER %, year-on-year	(33.00%)										(18.00%)
Arimidex | Established ROW
Product sales
Product Sales	$ 14										$ 25
Actual %, year-on-year	(7.00%)										(14.00%)
CER %, year-on-year	(13.00%)										(17.00%)
Casodex
Product sales
Product Sales	$ 52	52	54	51	54	56	60	62	63	62	$ 104
Actual %, year-on-year	(4.00%)										(5.00%)
CER %, year-on-year	(9.00%)										(11.00%)
Casodex | Emerging Markets
Product sales
Product Sales	$ 28										$ 59
Actual %, year-on-year	8.00%										5.00%
CER %, year-on-year	(4.00%)										(4.00%)
Casodex | Europe
Product sales
Product Sales	$ 5										$ 11
Casodex | Established ROW
Product sales
Product Sales	$ 19										$ 34
Actual %, year-on-year	(17.00%)										(21.00%)
CER %, year-on-year	(17.00%)										(23.00%)
Oncology, Others
Product sales
Product Sales	$ 37	27	29	29	30	26	29	27	27	21	$ 64
Actual %, year-on-year	23.00%										14.00%
CER %, year-on-year	23.00%										11.00%
Oncology, Others | Emerging Markets
Product sales
Product Sales	$ 9										$ 16
Actual %, year-on-year	50.00%										23.00%
CER %, year-on-year	50.00%										15.00%
Oncology, Others | Europe
Product sales
Product Sales	$ 2										$ 3
Oncology, Others | Established ROW
Product sales
Product Sales	$ 26										$ 45
Actual %, year-on-year	18.00%										13.00%
CER %, year-on-year	18.00%										10.00%
CVRM
Product sales
Product Sales	$ 1,623	1,645	1,939	1,773	1,775	1,779	1,811	1,845	2,168	2,292	$ 3,268
Actual %, year-on-year	(9.00%)										(8.00%)
CER %, year-on-year	(11.00%)										(11.00%)
CVRM | Emerging Markets
Product sales
Product Sales	$ 636										$ 1,334
Actual %, year-on-year	11.00%										14.00%
CER %, year-on-year	9.00%										10.00%
CVRM | US
Product sales
Product Sales	$ 532										$ 1,029
Actual %, year-on-year	(1.00%)										(7.00%)
CVRM | Europe
Product sales
Product Sales	$ 306										$ 632
Actual %, year-on-year	(26.00%)										(25.00%)
CER %, year-on-year	(33.00%)										(33.00%)
CVRM | Established ROW
Product sales
Product Sales	$ 149										$ 273
Actual %, year-on-year	(40.00%)										(38.00%)
CER %, year-on-year	(42.00%)										(40.00%)
Brilinta
Product sales
Product Sales	$ 316	293	299	284	272	224	236	208	214	181	$ 609
Actual %, year-on-year	16.00%										23.00%
CER %, year-on-year	13.00%										18.00%
Brilinta | Emerging Markets
Product sales
Product Sales	$ 72										$ 148
Actual %, year-on-year	18.00%										22.00%
CER %, year-on-year	15.00%										17.00%
Brilinta | US
Product sales
Product Sales	$ 144										$ 259
Actual %, year-on-year	13.00%										20.00%
Brilinta | Europe
Product sales
Product Sales	$ 86										$ 172
Actual %, year-on-year	23.00%										27.00%
CER %, year-on-year	13.00%										14.00%
Brilinta | Established ROW
Product sales
Product Sales	$ 14										$ 30
Actual %, year-on-year	8.00%										20.00%
CER %, year-on-year											16.00%
Farxiga
Product sales
Product Sales	$ 340	299	332	285	250	207	239	220	211	165	$ 639
Actual %, year-on-year	36.00%										40.00%
CER %, year-on-year	34.00%										36.00%
Farxiga | Emerging Markets
Product sales
Product Sales	$ 88										$ 157
Actual %, year-on-year	52.00%										57.00%
CER %, year-on-year	57.00%										59.00%
Farxiga | US
Product sales
Product Sales	$ 139										$ 266
Actual %, year-on-year	26.00%										29.00%
Farxiga | Europe
Product sales
Product Sales	$ 78										$ 152
Actual %, year-on-year	42.00%										45.00%
CER %, year-on-year	25.00%										28.00%
Farxiga | Established ROW
Product sales
Product Sales	$ 35										$ 64
Actual %, year-on-year	30.00%										39.00%
CER %, year-on-year	30.00%										35.00%
Onglyza
Product sales
Product Sales	$ 126	129	180	127	150	154	149	169	191	211	$ 255
Actual %, year-on-year	(16.00%)										(16.00%)
CER %, year-on-year	(18.00%)										(19.00%)
Onglyza | Emerging Markets
Product sales
Product Sales	$ 41										$ 81
Actual %, year-on-year	24.00%										29.00%
CER %, year-on-year	21.00%										24.00%
Onglyza | US
Product sales
Product Sales	$ 49										$ 98
Actual %, year-on-year	(37.00%)										(38.00%)
Onglyza | Europe
Product sales
Product Sales	$ 24										$ 47
Actual %, year-on-year	(4.00%)										(10.00%)
CER %, year-on-year	(8.00%)										(17.00%)
Onglyza | Established ROW
Product sales
Product Sales	$ 12										$ 29
Actual %, year-on-year	(14.00%)										(3.00%)
CER %, year-on-year	(21.00%)										(7.00%)
Bydureon
Product sales
Product Sales	$ 155	139	147	128	146	153	142	145	156	135	$ 294
Actual %, year-on-year	6.00%										(2.00%)
CER %, year-on-year	5.00%										(3.00%)
Bydureon | Emerging Markets
Product sales
Product Sales	$ 7										$ 7
Actual %, year-on-year	75.00%										40.00%
CER %, year-on-year	125.00%										40.00%
Bydureon | US
Product sales
Product Sales	$ 123										$ 234
Actual %, year-on-year	6.00%										(4.00%)
Bydureon | Europe
Product sales
Product Sales	$ 20										$ 43
Actual %, year-on-year											2.00%
CER %, year-on-year	(20.00%)										(10.00%)
Bydureon | Established ROW
Product sales
Product Sales	$ 5										$ 10
Actual %, year-on-year	(17.00%)										11.00%
CER %, year-on-year	(17.00%)										11.00%
Byetta
Product sales
Product Sales	$ 29	31	48	39	43	46	55	61	76	62	$ 60
Actual %, year-on-year	(33.00%)										(33.00%)
CER %, year-on-year	(35.00%)										(35.00%)
Byetta | Emerging Markets
Product sales
Product Sales	$ (1)										$ 4
Actual %, year-on-year											(20.00%)
CER %, year-on-year											(60.00%)
Byetta | US
Product sales
Product Sales	$ 17										$ 32
Actual %, year-on-year	(39.00%)										(45.00%)
Byetta | Europe
Product sales
Product Sales	$ 9										$ 16
Actual %, year-on-year	(10.00%)										(11.00%)
CER %, year-on-year	(10.00%)										(11.00%)
Byetta | Established ROW
Product sales
Product Sales	$ 4										$ 8
Actual %, year-on-year	(20.00%)
CER %, year-on-year	(20.00%)
Symlin
Product sales
Product Sales	$ 7	9	13	10	11	14	14	11	10	5	$ 16
Actual %, year-on-year	(36.00%)										(36.00%)
CER %, year-on-year	(36.00%)										(36.00%)
Symlin | US
Product sales
Product Sales	$ 7										$ 16
Actual %, year-on-year	(36.00%)										(36.00%)
Crestor
Product sales
Product Sales	$ 338	389	594	580	560	631	631	688	926	1,156	$ 727
Actual %, year-on-year	(40.00%)										(39.00%)
CER %, year-on-year	(42.00%)										(42.00%)
Crestor | Emerging Markets
Product sales
Product Sales	$ 186										$ 424
Actual %, year-on-year	(1.00%)										9.00%
CER %, year-on-year	(4.00%)										4.00%
Crestor | US
Product sales
Product Sales	$ 44										$ 90
Actual %, year-on-year	7.00%										(41.00%)
Crestor | Europe
Product sales
Product Sales	$ 46										$ 111
Actual %, year-on-year	(72.00%)										(69.00%)
CER %, year-on-year	(74.00%)										(72.00%)
Crestor | Established ROW
Product sales
Product Sales	$ 62										$ 102
Actual %, year-on-year	(62.00%)										(64.00%)
CER %, year-on-year	(64.00%)										(66.00%)
Seloken/Toprol-XL
Product sales
Product Sales	$ 173	200	168	160	181	186	178	185	189	185	$ 373
Actual %, year-on-year	(4.00%)										2.00%
CER %, year-on-year	(7.00%)										(2.00%)
Seloken/Toprol-XL | Emerging Markets
Product sales
Product Sales	$ 155										$ 328
Actual %, year-on-year	13.00%										13.00%
CER %, year-on-year	9.00%										9.00%
Seloken/Toprol-XL | US
Product sales
Product Sales	$ 8										$ 26
Actual %, year-on-year	(58.00%)										(13.00%)
Seloken/Toprol-XL | Europe
Product sales
Product Sales	$ 6										$ 12
Actual %, year-on-year	(71.00%)										(71.00%)
CER %, year-on-year	(71.00%)										(71.00%)
Seloken/Toprol-XL | Established ROW
Product sales
Product Sales	$ 4										$ 7
Actual %, year-on-year											17.00%
CER %, year-on-year											17.00%
Atacand
Product sales
Product Sales	$ 66	71	73	80	72	75	81	74	89	71	$ 137
Actual %, year-on-year	(8.00%)										(7.00%)
CER %, year-on-year	(10.00%)										(10.00%)
Atacand | Emerging Markets
Product sales
Product Sales	$ 39										$ 76
Actual %, year-on-year	(5.00%)										(11.00%)
CER %, year-on-year	(2.00%)										(11.00%)
Atacand | US
Product sales
Product Sales	$ 3										$ 10
Actual %, year-on-year	(50.00%)										(17.00%)
Atacand | Europe
Product sales
Product Sales	$ 19										$ 41
Actual %, year-on-year	(10.00%)										(2.00%)
CER %, year-on-year	(19.00%)										(12.00%)
Atacand | Established ROW
Product sales
Product Sales	$ 5										$ 10
Actual %, year-on-year	25.00%										25.00%
CER %, year-on-year	25.00%										25.00%
CVRM, Others
Product sales
Product Sales	$ 73	85	80	80	90	89	86	84	106	121	$ 158
Actual %, year-on-year	(19.00%)										(12.00%)
CER %, year-on-year	(23.00%)										(17.00%)
CVRM, Others | Emerging Markets
Product sales
Product Sales	$ 49										$ 109
Actual %, year-on-year	(6.00%)										(1.00%)
CER %, year-on-year	(10.00%)										(7.00%)
CVRM, Others | US
Product sales
Product Sales	$ (2)										$ (2)
CVRM, Others | Europe
Product sales
Product Sales	$ 18										$ 38
Actual %, year-on-year	(31.00%)										(22.00%)
CER %, year-on-year	(38.00%)										(27.00%)
CVRM, Others | Established ROW
Product sales
Product Sales	$ 8										$ 13
Actual %, year-on-year	(33.00%)										(35.00%)
CER %, year-on-year	(33.00%)										(35.00%)
Respiratory
Product sales
Product Sales	$ 1,226	1,181	1,334	1,092	1,099	1,181	1,210	1,110	1,226	1,207	$ 2,407
Actual %, year-on-year	12.00%										6.00%
CER %, year-on-year	7.00%
Respiratory | Emerging Markets
Product sales
Product Sales	$ 348										$ 786
Actual %, year-on-year	30.00%										19.00%
CER %, year-on-year	24.00%										13.00%
Respiratory | US
Product sales
Product Sales	$ 404										$ 675
Actual %, year-on-year	3.00%										(10.00%)
Respiratory | Europe
Product sales
Product Sales	$ 317										$ 643
Actual %, year-on-year	9.00%										9.00%
CER %, year-on-year											(2.00%)
Respiratory | Established ROW
Product sales
Product Sales	$ 157										$ 303
Actual %, year-on-year	8.00%										6.00%
CER %, year-on-year	5.00%										2.00%
Symbicort
Product sales
Product Sales	$ 672	634	752	668	706	677	740	697	803	749	$ 1,306
Actual %, year-on-year	(5.00%)										(6.00%)
CER %, year-on-year	(8.00%)										(10.00%)
Symbicort | Emerging Markets
Product sales
Product Sales	$ 113										$ 241
Actual %, year-on-year	12.00%										13.00%
CER %, year-on-year	10.00%										10.00%
Symbicort | US
Product sales
Product Sales	$ 256										$ 439
Actual %, year-on-year	(14.00%)										(21.00%)
Symbicort | Europe
Product sales
Product Sales	$ 199										$ 411
Actual %, year-on-year											3.00%
CER %, year-on-year	(9.00%)										(8.00%)
Symbicort | Established ROW
Product sales
Product Sales	$ 104										$ 215
Actual %, year-on-year	(3.00%)										(1.00%)
CER %, year-on-year	(6.00%)										(5.00%)
Pulmicort
Product sales
Product Sales	$ 287	346	371	242	226	337	288	224	239	310	$ 633
Actual %, year-on-year	27.00%										12.00%
CER %, year-on-year	20.00%										6.00%
Pulmicort | Emerging Markets
Product sales
Product Sales	$ 212										$ 482
Actual %, year-on-year	45.00%										22.00%
CER %, year-on-year	37.00%										15.00%
Pulmicort | US
Product sales
Product Sales	$ 30										$ 59
Actual %, year-on-year	(19.00%)										(24.00%)
Pulmicort | Europe
Product sales
Product Sales	$ 23										$ 50
Actual %, year-on-year	5.00%										4.00%
CER %, year-on-year	(5.00%)										(6.00%)
Pulmicort | Established ROW
Product sales
Product Sales	$ 22										$ 42
Actual %, year-on-year	5.00%										2.00%
CER %, year-on-year											(2.00%)
Fasenra
Product sales
Product Sales	$ 65	21									$ 86
Fasenra | US
Product sales
Product Sales	48										67
Fasenra | Europe
Product sales
Product Sales	6										8
Fasenra | Established ROW
Product sales
Product Sales	11										11
Daliresp/Daxas
Product sales
Product Sales	$ 45	38	53	53	48	44	41	42	40	31	$ 83
Actual %, year-on-year	(6.00%)										(10.00%)
CER %, year-on-year	(8.00%)										(12.00%)
Daliresp/Daxas | Emerging Markets
Product sales
Product Sales	$ (1)										$ 1
Actual %, year-on-year											(67.00%)
Daliresp/Daxas | US
Product sales
Product Sales	$ 38										$ 67
Actual %, year-on-year	(7.00%)										(15.00%)
Daliresp/Daxas | Europe
Product sales
Product Sales	$ 7										$ 14
Actual %, year-on-year	75.00%										56.00%
CER %, year-on-year	75.00%										44.00%
Daliresp/Daxas | Established ROW
Product sales
Product Sales	$ 1										$ 1
Tudorza/Eklira
Product sales
Product Sales	$ 39	34	42	37	34	37	36	47	48	39	$ 73
Actual %, year-on-year	15.00%										3.00%
CER %, year-on-year	12.00%										(3.00%)
Tudorza/Eklira | Emerging Markets
Product sales
Product Sales	$ (1)
Tudorza/Eklira | US
Product sales
Product Sales	$ 18										$ 29
Actual %, year-on-year	29.00%
Tudorza/Eklira | Europe
Product sales
Product Sales	$ 18										$ 38
CER %, year-on-year	(11.00%)										(11.00%)
Tudorza/Eklira | Established ROW
Product sales
Product Sales	$ 4										$ 6
Actual %, year-on-year											50.00%
CER %, year-on-year											50.00%
Duaklir
Product sales
Product Sales	$ 22	28	23	21	16	19	19	14	17	13	$ 50
Actual %, year-on-year	38.00%										43.00%
CER %, year-on-year	31.00%										29.00%
Duaklir | Emerging Markets
Product sales
Product Sales	$ 1										$ 1
Duaklir | Europe
Product sales
Product Sales	$ 20										$ 47
Actual %, year-on-year	33.00%										38.00%
CER %, year-on-year	13.00%										24.00%
Duaklir | Established ROW
Product sales
Product Sales	$ 1										$ 2
Bevespi
Product sales
Product Sales	8	5	8	4	3	1	3				13
Bevespi | US
Product sales
Product Sales	8										13
Respiratory, Others
Product sales
Product Sales	$ 88	75	85	67	66	66	83	86	79	65	$ 163
Actual %, year-on-year	35.00%										23.00%
CER %, year-on-year	28.00%										15.00%
Respiratory, Others | Emerging Markets
Product sales
Product Sales	$ 24										$ 61
Actual %, year-on-year	26.00%										30.00%
CER %, year-on-year	11.00%										17.00%
Respiratory, Others | US
Product sales
Product Sales	$ 6										$ 1
Actual %, year-on-year											(50.00%)
Respiratory, Others | Europe
Product sales
Product Sales	$ 44										$ 75
Actual %, year-on-year	33.00%										23.00%
CER %, year-on-year	30.00%										16.00%
Respiratory, Others | Established ROW
Product sales
Product Sales	$ 14										$ 26
Actual %, year-on-year	8.00%										18.00%
CER %, year-on-year											14.00%
Other
Product sales
Product Sales	$ 747	929	1,094	991	1,073	998	1,309	1,203	1,227	1,328	$ 1,676
Actual %, year-on-year	(30.00%)										(19.00%)
CER %, year-on-year	(33.00%)										(22.00%)
Other | Emerging Markets
Product sales
Product Sales	$ 291										$ 557
Actual %, year-on-year	(12.00%)										(15.00%)
CER %, year-on-year	(15.00%)										(16.00%)
Other | US
Product sales
Product Sales	$ 141										$ 434
Actual %, year-on-year	(59.00%)										(34.00%)
Other | Europe
Product sales
Product Sales	$ 154										$ 374
Actual %, year-on-year	(25.00%)										(10.00%)
CER %, year-on-year	(29.00%)										(19.00%)
Other | Established ROW
Product sales
Product Sales	$ 161										$ 311
Actual %, year-on-year	(18.00%)										(8.00%)
CER %, year-on-year	(20.00%)										(12.00%)
Nexium
Product sales
Product Sales	$ 442	448	427	469	595	461	491	516	562	463	$ 890
Actual %, year-on-year	(26.00%)										(16.00%)
CER %, year-on-year	(28.00%)										(19.00%)
Nexium | Emerging Markets
Product sales
Product Sales	$ 161										$ 343
Actual %, year-on-year	(4.00%)
CER %, year-on-year	(7.00%)										(3.00%)
Nexium | US
Product sales
Product Sales	$ 87										$ 187
Actual %, year-on-year	(57.00%)										(45.00%)
Nexium | Europe
Product sales
Product Sales	$ 61										$ 122
Actual %, year-on-year	3.00%										2.00%
CER %, year-on-year	(5.00%)										(9.00%)
Nexium | Established ROW
Product sales
Product Sales	$ 133										$ 238
Actual %, year-on-year	(19.00%)										(6.00%)
CER %, year-on-year	(22.00%)										(9.00%)
Synagis
Product sales
Product Sales	$ 26	224	234	153	70	230	302	104	27	244	$ 250
Actual %, year-on-year	(63.00%)										(17.00%)
CER %, year-on-year	(63.00%)										(17.00%)
Synagis | US
Product sales
Product Sales	$ (9)										$ 125
Actual %, year-on-year											(25.00%)
Synagis | Europe
Product sales
Product Sales	$ 35										$ 125
Actual %, year-on-year	(41.00%)										(6.00%)
CER %, year-on-year	(41.00%)										(6.00%)
Losec/Prilosec
Product sales
Product Sales	$ 76	69	69	66	68	68	59	72	70	75	$ 145
Actual %, year-on-year	12.00%										7.00%
CER %, year-on-year	4.00%										(1.00%)
Losec/Prilosec | Emerging Markets
Product sales
Product Sales	$ 42										$ 88
Actual %, year-on-year	20.00%										26.00%
CER %, year-on-year	9.00%										16.00%
Losec/Prilosec | US
Product sales
Product Sales	$ 3										$ 4
Actual %, year-on-year											(50.00%)
Losec/Prilosec | Europe
Product sales
Product Sales	$ 20										$ 36
Actual %, year-on-year											(5.00%)
CER %, year-on-year	(5.00%)										(13.00%)
Losec/Prilosec | Established ROW
Product sales
Product Sales	$ 11										$ 17
Actual %, year-on-year	10.00%										(15.00%)
CER %, year-on-year	10.00%										(15.00%)
Seroquel XR
Product sales
Product Sales	$ 76	53	108	62	95	67	118	190	225	202	$ 129
Actual %, year-on-year	(20.00%)										(20.00%)
CER %, year-on-year	(21.00%)										(23.00%)
Seroquel XR | Emerging Markets
Product sales
Product Sales	$ 22										$ 40
Actual %, year-on-year	29.00%										25.00%
CER %, year-on-year	35.00%										22.00%
Seroquel XR | US
Product sales
Product Sales	$ 33										$ 49
Actual %, year-on-year	(38.00%)										(36.00%)
Seroquel XR | Europe
Product sales
Product Sales	$ 17										$ 33
Actual %, year-on-year	(19.00%)										(23.00%)
CER %, year-on-year	(29.00%)										(30.00%)
Seroquel XR | Established ROW
Product sales
Product Sales	$ 4										$ 7
Actual %, year-on-year											(30.00%)
CER %, year-on-year											(30.00%)
Movantik/Moventig
Product sales
Product Sales	$ 24	28	30	30	32	30	26	25	23	17	$ 52
Actual %, year-on-year	(25.00%)										(16.00%)
CER %, year-on-year	(25.00%)										(16.00%)
Movantik/Moventig | Emerging Markets
Product sales
Product Sales	$ 1										$ 1
Movantik/Moventig | US
Product sales
Product Sales	$ 23										$ 51
Actual %, year-on-year	(28.00%)										(18.00%)
Other, Others
Product sales
Product Sales	$ 103	$ 107	$ 168	$ 191	$ 213	$ 142	$ 246	$ 270	$ 314	$ 322	$ 210
Actual %, year-on-year	(52.00%)										(41.00%)
CER %, year-on-year	(53.00%)										(44.00%)
Other, Others | Emerging Markets
Product sales
Product Sales	$ 65										$ 85
Actual %, year-on-year	(40.00%)										(60.00%)
CER %, year-on-year	(44.00%)										(54.00%)
Other, Others | US
Product sales
Product Sales	$ 4										$ 18
Actual %, year-on-year	(90.00%)										57.00%
Other, Others | Europe
Product sales
Product Sales	$ 21										$ 58
Actual %, year-on-year	(54.00%)										(30.00%)
CER %, year-on-year	(54.00%)										(51.00%)
Other, Others | Established ROW
Product sales
Product Sales	$ 13										$ 49
Actual %, year-on-year	(28.00%)										(11.00%)
CER %, year-on-year	(22.00%)										(20.00%)